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[REEDSMITH LETTERHEAD]

                                                                  Reed Smith LLP
                                                             1301 K Street, N.W.
                                                         Suite 1100 - East Tower
                                                     Washington, D.C. 20005-3373
                                                                 +1 202 414 9200
                                                             Fax +1 202 414 9299
                                                               www.reedsmith.com

W. THOMAS CONNER
Direct Phone: +1 202 414 9208
Email: tconner@reedsmith.com

January 25, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:    Initial Registration Statement on Form N-4 for
       MetLife Investors USA Insurance Company
       MetLife Investors USA Separate Account A (File No. 811-03365) (Series L - 4 Year (offered on and after __________, 2013))

Commissioners:


On behalf of MetLife Investors USA Insurance Company (the "Company") and
MetLife Investors USA Separate Account A (the "Account"), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement (the "Initial Registration Statement") on Form N-4 for certain individual flexible premium deferred variable annuity contracts (the "Contracts"). The Contracts will be funded through the Separate Account, which is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. Financial Statements, exhibits not included with this filing, and certain other information will be added, and other clarifying or stylistic changes made, by pre-effective amendment.

If you have any questions or comments regarding this Initial Registration Statement, please call the undersigned at (202) 414-9208.

Sincerely,

/s/ W. Thomas Conner
W. Thomas Conner

Attachment
cc:    Michele H. Abate, Esq.
       John M. Richards, Esq.

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